UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   December 31, 2007
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -------------------------------
         This Amendment (Check only one.):      |_| is a restatement.

                                                |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ridgeback Capital Investments L.P.
         ------------------------------------
Address: 430 Park Avenue, 12th Floor
         ------------------------------------
         New York, New York 10022
         ------------------------------------

Form 13F File Number:  28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Ridgeback Capital Investments Ltd.,
         as General Partner,
         by Bud Holman
         ------------------------------------
Title:   Director
         ------------------------------------
Phone:   (212) 808-7729
         ------------------------------------

Signature, Place, and Date of Signing:


       /s/ Bud Holman            New York, New York           February 14, 2008
----------------------------  ------------------------       -------------------
        [Signature]                [City, State]                    [Date]


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3
                                         -------------
Form 13F Information Table Entry Total:  29
                                         -------------
Form 13F Information Table Value Total:  $612,107
                                         -------------
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.        Form 13F File Number          Name

    1          28-   12280                   Ridgeback Capital Management LLC
                     ---------------         -----------------------------------
    2          28-   12278                   Wayne Holman
                     ---------------         -----------------------------------
    3          28-   12277                   Ridgeback Capital Investments Ltd.
                     ---------------         -----------------------------------

                           FORM 13F INFORMATION TABLE


COLUMN 1           COLUMN 2        COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7        COLUMN 8
--------           --------        --------      --------       --------            -----------     --------   ---------------------
NAME OF ISSUER      TITLE           CUSIP         VALUE     SHRS OR   SH/  PUT/      INVESTMENT      OTHER       VOTING AUTHORITY
                   OF CLASS                      (x$1000)   PRN AMT   PRN  CALL      DISCRETION     MANAGERS   SOLE  SHARED    NONE
----------------   --------        --------      --------   --------  ---  -----    -----------     --------   ----  ------ --------

Acorda             Common Stock    00484M106      $73,099   3,328,762  SH           Sole           1,2                     3,328,762
Therapeutics
Inc.

Allscripts         Common Stock    01988P108      $17,328     892,300  SH           Sole           1,2                       892,300
Healthcare
Solutions, Inc.

Altus              Common Stock    02216N105         $432      83,397  SH           Sole           1,2                        83,397
Pharmaceuticals
Inc.

AP Pharma Inc.     Common Stock    00202J203       $1,158     732,891  SH           Sole           1,2                       732,891

Avigen Inc.        Common Stock    053690103       $5,328   1,253,707  SH           Sole           1,2                     1,253,707

Bentley            Common Stock    082657107       $2,228     147,663  SH           Sole           1,2                       147,663
Pharmaceuticals
Inc.

Biodel Inc.        Common Stock    09064M105      $42,929   1,848,000  SH           Sole           1,2                     1,848,000

Biodelivery        Common Stock    09060J106       $1,000     341,442  SH           Sole           1,2                       341,442
Sciences
Int'l Inc.

Chelsea            Common Stock    163428105      $21,520   2,927,942  SH           Sole           1,2                     2,927,942
Therapeutics
Int'l, Ltd.

Cyberonics Inc.    Common Stock    23251P102      $14,483   1,100,516  SH           Sole           1,2                     1,100,516

Human Genome       Common Stock    444903108      $67,860   6,500,000  SH           Sole           1,2                     6,500,000
Sciences
Inc.

Incyte Corp.       Common Stock    45337C102       $9,902     985,300  SH           Sole           1,2                       985,300

Isolagen Inc.      Common Stock    46488N103       $6,915   2,754,900  SH           Sole           1,2                     2,754,900

Maxygen Inc.       Common Stock    577776107       $8,628   1,074,526  SH           Sole           1,2                     1,074,526

Medarex Inc.       Common Stock    583916101       $4,210     404,000  SH           Sole           1,2                       404,000

Momenta            Common Stock    60877T100      $12,601   1,764,826  SH           Sole           1,2                     1,764,826
Pharmaceuticals
Inc.


COLUMN 1           COLUMN 2        COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7        COLUMN 8
--------           --------        --------      --------       --------            -----------     --------   ---------------------
NAME OF ISSUER      TITLE           CUSIP         VALUE     SHRS OR   SH/  PUT/      INVESTMENT      OTHER       VOTING AUTHORITY
                   OF CLASS                      (x$1000)   PRN AMT   PRN  CALL      DISCRETION     MANAGERS   SOLE  SHARED    NONE
----------------   --------        --------      --------   --------  ---  -----    -----------     --------   ----  ------ --------

Momenta            Common Stock    60877T100         $485       3,766  SH  CALL     Sole           1,2
Pharmaceuticals
Inc.

Momenta            Common Stock    60877T100         ($77)     (1,000) SH  PUT      Sole           1,2
Pharmaceuticals
Inc.

Monogram           Common Stock    60975U108         $568     400,000  SH           Sole           1,2                       400,000
Inc.
Biosciences

Nektar             Common Stock    640268108      $30,262   4,510,000  SH           Sole           1,2                     4,510,000
Therapeutics

Pharmasset Inc.    Common Stock    71715N106       $6,750     500,000  SH           Sole           1,2                       500,000

Pharmion Corp.     Common Stock    71715B409      $33,645     535,241  SH           Sole           1,2                       535,241

Pipex
Pharmaceuticals,   Common Stock    724153200       $9,506   1,856,565  SH           Sole           1,2                     1,856,565
Inc.

Poniard            Common Stock    732449301       $2,377     539,000  SH           Sole           1,2                       539,000
Pharmaceuticals
Inc.

Regeneron          Common Stock    75886F107      $19,924     825,000  SH           Sole           1,2                       825,000
Pharmaceuticals
Inc.

Savient            Common Stock    80517Q100      $49,271   2,145,000  SH           Sole           1,2                     2,145,000
Pharmaceuticals
Inc.

Vivus Inc.         Common Stock    928551100      $12,006   2,317,814  SH           Sole           1,2                     2,317,814

Wyeth              Common Stock    983024100     $120,418   2,725,000  SH           Sole           1,2                     2,725,000

Zymogenetics       Common Stock    98985T109      $37,351   3,200,583  SH           Sole           1,2                     3,200,583
Inc.
